Stock-Based Compensation (Details) - Schedule of summary of RSU activity	9 Months Ended
Oct. 01, 2023 $ / shares shares
Schedule Of Summary Of Rsu Activity Abstract
Number of RSUs, Unvested, Ending balance | shares	87,659
Weighted average grant date fair value, Unvested, Ending balance | $ / shares	$ 5.07
Number of RSUs, Granted | shares	728,600
Weighted average grant date fair valuem, Granted | $ / shares	$ 5
Number of RSUs, Vested and released | shares	(155,473)
Weighted average grant date fair value, Vested and released | $ / shares	$ 4.84
Number of RSUs, Cancelled or forfeited | shares	(485,468)
Weighted average grant date fair value, Cancelled or forfeited | $ / shares	$ 5.07